Business Combination (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [abstract]
Summary of Details of Shares Issued and Cash Paid to Existing Shareholders of RPPL	Details of shares issued and cash paid to existing shareholders of RPPL is as follows

		Shares issued / cash consideration by the Company
Investor	Number of RPPL's ordinary equity shares transferred	Class A shares	Class B shares	Class C shares	Class D shares	Cash consideration
GS Wyvern Holdings Limited	184,709,600	34,133,476	—	106,074,525	—	8,319
Canada Pension Plan Investment Board	61,608,099	46,867,691	—	—	1	3,120
Abu Dhabi Investment Authority	75,244,318	58,170,916	—	—	—	3,120
JERA Power RN, B.V.	34,411,682	28,524,255	—	—	—	—
GEF SACEF India	12,375,767	9,658,421	—	—	—	446
Founder investors*	7,479,685	—	1	—	—	4,605
	375,829,151	177,354,759	1	106,074,525	1	19,609

*Represents shares held by (a) Wisemore Advisory Private Limited, (b) Cognisa Investment, and (c) Mr. Sumant Sinha.

Summary of Net Assets, Fair Value of Considerations and Listing and Related Expenses

The Net assets, fair value of considerations and listing and related expenses amount was calculated as follows:

Particulars	Amount
Net Assets of RMG II
Cash and cash equivalents	8,139
Prepayments	16
Share warrants	(1,747)
Trade payables	(1,243)
(1) Total	5,165
(2) PIPE investors	63,506
(3) Total net assets ((1)+(2))	68,671
(4) Fair value of 127,381,626 shares deemed to be issued by RPPL at INR 606.96 per share ^	77,315
(5) Fair value of consideration paid in excess of net assets acquired ((4)-(3))	8,644
(6) Transaction costs related to acquisition and listing	1,868
(7) Listing and related expenses ((5)+(6))	10,512

Summary of Assumptions Considered in Determining Fair Value of RPPL Per Share Value	Following is the summary of assumptions considered by the Company in determining the fair value of RPPL per share value, a level 3 fair valuation technique.

Particulars	August 23, 2021
Cost of equity (CoE)	14.46% - 12.11%
- Beta equity	0.94
- Beta asset	0.57
- Risk free rate (RFR)	6.91%
- Equity risk premium (ERP)	For FY 2022 – 8%, Post FY 2022 – 6.5%

Summary of Fair Values of Identifiable Assets And Liabilities as at the Date of Acquisition

The fair values of the identifiable assets and liabilities as at the date of acquisition were:

	For the year ended March 31, 2021
Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited
	(INR)	(INR)
Acquisition date	January 1, 2021	August 28, 2020
Assets
Property plant and equipment	2,559	1
Intangible assets	1,304	34
Right of use assets	38	—
Deferred tax assets (net)	—	9
Other non-current financial assets	—	0
Prepayments - non-current	125	—
Loans - non-current	11	—
Other non-current assets	24	—
Non-current tax assets (net)	—	3
Trade receivables	107	6
Loans - current	837	—
Cash and cash equivalents	46	0
Bank balances other than cash and cash equivalent	1	—
Prepayments - current	17	—
Others current financial assets	36	1
Other current assets	4	2
Inventories	3	—
	5,112	56

Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited
	(INR)	(INR)
Liabilities
Interest-bearing loans and borrowings - long term	4,072	8
Long term provisions	21	2
Other non-current liabilities	6	—
Other non-current financial liabilities	16	—
Deferred tax liabilities (net)	64	—
Interest-bearing loans and borrowings - short term	—	24
Trade payables	152	7
Other current financial liabilities	353	2
Other current liabilities	—	9
Short term provisions	—	0
	4,684	52

Total identifiable net assets at fair value	428	4
Non controlling interest in the acquired entity	107	—
Total identifiable net assets at fair value attributable to RPPL	322	—
Fair value of investment on the date of acquisition	507	—
Purchase consideration transferred	—	34
Goodwill on acquisition	185	30

Summary of Revenue of Acquiree Profit and Loss Before Tax of Acquired Entities Since Acquisition Date

From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue and loss / profit before tax as follows:

Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited
	(INR)	(INR)
Revenue	168	26
(Loss) / profit before tax	36	(36)

Summary of Revenue and Profit and Loss Before Tax of Combined Entity as if Combination Occurred at Beginning of Period

If the combination had taken place at the beginning of the year, the Group's revenue and loss before tax for the year would have been:

Particulars	For the year ended March 31, 2021
(INR)
Revenue	48,715
(Loss) / profit before tax	(5,180)

Summary of Purchase Consideration Cash Flows

Purchase consideration - cash flows

Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited
	(INR)	(INR)
Cash consideration paid	—	34
Less: cash balances acquired	(46)	(0)
Acquisition of subsidiary, net of cash acquired	—	34
Cash acquired on acquisition of control in jointly controlled entities	46	—

Summary of Acquisition of Additional Noncontrolling Interests

	For the year ended March 31,
	2021	2022	2023
Particulars	ReNew Akshay Urja Limited	ReNew Power Private Limited	ReNew Mega Solar Private Limited	ReNew Solar Energy (Telangana) Private Limited
	(INR)	(INR)	(INR)	(INR)
Date of transaction with non-controlling interests	September 25, 2020	August 23, 2021	March 31, 2023	March 31, 2023
Segment	Solar power	Wind and solar power	Solar power	Solar power
Change in interest (%)	44.00%	3.34%	49.00%	49.00%
Non-controlling interest acquired	1,593	4,242	701	681
CCDs derecognised (liability component)	—	—	80	214
Cash consideration paid	1,515	736	446	1,191
Issue of Class C shares of the Company (including share premium)	—	9,128	—	—
Difference recognised in capital reserve within equity	78	(5,623)	335	(296)